Description of Organization and Business Operations (Tables) - CBRE Acquisition Holdings Inc [Member]	3 Months Ended
Dec. 31, 2020
Summary of Reclassification of Selected Items In The Balance Sheet

	For the period ended December 31, 2020
	As Reported	Adjustment	As Revised
Redeemable warrant liability	—	18,716,250	18,716,250
Class A common stock subject to possible redemption	385,352,413	17,148,595	402,501,008
Class A common stock	171	(171)	—
Additional paid in capital	5,295,372	(5,295,372)	—
Accumulated deficit	(295,743)	(30,569,302)	(30,865,045)
Total stockholders’ equity (deficit)	5,000,001	(35,864,845)	(30,864,844)

Summary of Reclassification of Selected Items In The Income Statement

	Period from October 13, 2020 (inception) through December 31, 2020
	As Reported	Adjustment	As Revised
Change in fair value of redeemable warrant liability	—	(2,204,822)	(2,204,822)
Net loss	(295,743)	(2,204,822)	(2,500,565)
Class A common stock—basic and diluted	—	(4.18)	(4.18)
Class B common stock—basic and diluted	(0.20)	(3.98)	(4.18)